Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of outstanding and non-vested options activity
The following table summarizes the activity related to our outstanding and non-vested stock options and restricted stock units for the period ended December 31, 2012:

	Stock Options				Restricted Stock
	Outstanding		Non-Vested		Non-Vested
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Fair Value Per Share	Shares	Weighted Average Fair Value Per Share
Balance, January 1, 2012	409,088	$10.00	303,786	$5.50	133,334	$10.00
Granted	135,139	10.25	135,139	5.92	61,958	11.30
Vested	—	—	(177,758)	5.58	(88,827)	10.44
Exercised	—	—	—	—	—	—
Forfeited	(13,424)	10.00	(13,424)	5.50	(4,333)	10.00
Balance, December 31, 2012	530,803	$10.06	247,743	$5.67	102,132	$10.40

Summary of exercisable stock options
A summary of our exercisable stock options as of December 31, 2012 is as follows:

Number of vested stock options	283,060
Weighted-average exercise price per share	$10.03
Aggregate intrinsic value (in thousands)	$586
Weighted-average remaining contractual term in years	3.4

Schedule of stock option information	following weighted-average assumptions:

	2012	2011
Expected term in years	5.0	5.0
Expected volatility	70.36%	63.43%
Expected dividends	—%	—%
Risk-free interest rates	0.86%	2.27%

Schedule of nonvested share activity

As of December 31, 2012
Total compensation cost for non-vested awards not yet recognized (in thousands)
Stock options	$808
Restricted stock units	1,061
Total	$1,869

Weighted-average years to be recognized
Options	1.2
Restricted units	1.1